Post-employment benefits - Summary of Movement in Defined Benefit Plans Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Net Defined Benefit Liability (Asset) [Abstract]
Balance at beginning of period	$ 19,927	$ 16,577
Changes In Net Defined Benefit Liability (Asset) [Abstract]
Interest income	270	387
Return on plan assets, excl. interest income	1,668	(654)	$ (204)
Administrative expenses	(61)	(70)
Employer contributions	1,390	1,531
Employee contributions	1,295	1,441
Transfers in (out) due to joiners (leavers)	(3,644)	(1,037)
Currency translation differences	(1,485)	1,752
Balance at end of period	$ 19,360	$ 19,927	$ 16,577